Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB PORTFOLIOS
Entity Central Index Key	0000812015
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000029000
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Advisor Class
Trading Symbol	AGRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGRYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGRYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$91	0.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund underperformed the Russell 3000 Growth Index (the “benchmark”), before sales charges. Underperformance was primarily driven by sector allocation, relative to the benchmark. Overweights to health care and consumer staples and an underweight to technology detracted the most from overall performance, while an overweight to communication services and underweights  to real estate and energy contributed. Security selection was positive. Security selection within industrials, consumer discretionary and health care detracted, while selection within technology, communication services and consumer staples contributed throughout the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 3000 Growth Index
10/96	$10,000	$10,000	$10,000
07/16	$10,264	$10,561	$10,357
07/17	$12,091	$12,256	$12,224
07/18	$15,338	$14,246	$15,018
07/19	$17,465	$15,384	$16,503
07/20	$21,561	$17,223	$21,163
07/21	$29,182	$23,500	$28,958
07/22	$23,873	$22,410	$25,295
07/23	$27,541	$25,327	$29,587
07/24	$34,711	$30,936	$37,340
07/25	$42,426	$35,989	$45,835

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	22.22%	14.50%	15.55%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 3000 Growth Index	22.75%	16.71%	16.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,603,936,886
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 10,941,815
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,603,936,886
# of Portfolio Holdings	64
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (Net)	$10,941,815

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	41.2%
Communication Services	15.8%
Consumer Discretionary	13.9%
Health Care	9.4%
Financials	7.1%
Industrials	6.2%
Consumer Staples	5.0%
Materials	0.6%
Short-Term Investments	0.1%
Other assets less liabilities	0.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$146,867,437	9.2%
Amazon.com, Inc.	$116,874,267	7.3%
Microsoft Corp.	$111,189,402	6.9%
Meta Platforms, Inc. - Class A	$100,937,014	6.3%
Broadcom, Inc.	$84,915,131	5.3%
Alphabet, Inc. - Class C	$77,295,973	4.8%
Netflix, Inc.	$66,108,988	4.1%
Visa, Inc. - Class A	$58,509,145	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$39,865,367	2.5%
Eli Lilly & Co.	$37,224,781	2.3%
Total	$839,787,505	52.4%

Material Fund Change [Text Block]
C000028997
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Class A
Trading Symbol	AGRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGRFX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGRFX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.07%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund underperformed the Russell 3000 Growth Index (the “benchmark”), before sales charges. Underperformance was primarily driven by sector allocation, relative to the benchmark. Overweights to health care and consumer staples and an underweight to technology detracted the most from overall performance, while an overweight to communication services and underweights  to real estate and energy contributed. Security selection was positive. Security selection within industrials, consumer discretionary and health care detracted, while selection within technology, communication services and consumer staples contributed throughout the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index	Russell 3000 Growth Index
09/93	$9,574	$10,000	$10,000
07/16	$9,804	$10,561	$10,357
07/17	$11,518	$12,256	$12,224
07/18	$14,577	$14,246	$15,018
07/19	$16,556	$15,384	$16,503
07/20	$20,389	$17,223	$21,163
07/21	$27,526	$23,500	$28,958
07/22	$22,462	$22,410	$25,295
07/23	$25,848	$25,327	$29,587
07/24	$32,496	$30,936	$37,340
07/25	$39,621	$35,989	$45,835

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	21.93%	14.21%	15.26%
Class A (with sales charges)	16.74%	13.22%	14.76%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 3000 Growth Index	22.75%	16.71%	16.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,603,936,886
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 10,941,815
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,603,936,886
# of Portfolio Holdings	64
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (Net)	$10,941,815

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	41.2%
Communication Services	15.8%
Consumer Discretionary	13.9%
Health Care	9.4%
Financials	7.1%
Industrials	6.2%
Consumer Staples	5.0%
Materials	0.6%
Short-Term Investments	0.1%
Other assets less liabilities	0.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$146,867,437	9.2%
Amazon.com, Inc.	$116,874,267	7.3%
Microsoft Corp.	$111,189,402	6.9%
Meta Platforms, Inc. - Class A	$100,937,014	6.3%
Broadcom, Inc.	$84,915,131	5.3%
Alphabet, Inc. - Class C	$77,295,973	4.8%
Netflix, Inc.	$66,108,988	4.1%
Visa, Inc. - Class A	$58,509,145	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$39,865,367	2.5%
Eli Lilly & Co.	$37,224,781	2.3%
Total	$839,787,505	52.4%

Material Fund Change [Text Block]
C000028999
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Class C
Trading Symbol	AGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGRCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGRCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.83%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund underperformed the Russell 3000 Growth Index (the “benchmark”), before sales charges. Underperformance was primarily driven by sector allocation, relative to the benchmark. Overweights to health care and consumer staples and an underweight to technology detracted the most from overall performance, while an overweight to communication services and underweights  to real estate and energy contributed. Security selection was positive. Security selection within industrials, consumer discretionary and health care detracted, while selection within technology, communication services and consumer staples contributed throughout the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index	Russell 3000 Growth Index
09/93	$10,000	$10,000	$10,000
07/16	$10,164	$10,561	$10,357
07/17	$11,851	$12,256	$12,224
07/18	$14,886	$14,246	$15,018
07/19	$16,783	$15,384	$16,503
07/20	$20,511	$17,223	$21,163
07/21	$27,484	$23,500	$28,958
07/22	$22,259	$22,410	$25,295
07/23	$25,419	$25,327	$29,587
07/24	$31,716	$30,936	$37,340
07/25	$38,373	$35,989	$45,835

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	20.99%	13.35%	14.39%
Class C (with sales charges)	20.61%	13.35%	14.39%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 3000 Growth Index	22.75%	16.71%	16.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,603,936,886
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 10,941,815
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,603,936,886
# of Portfolio Holdings	64
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (Net)	$10,941,815

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	41.2%
Communication Services	15.8%
Consumer Discretionary	13.9%
Health Care	9.4%
Financials	7.1%
Industrials	6.2%
Consumer Staples	5.0%
Materials	0.6%
Short-Term Investments	0.1%
Other assets less liabilities	0.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$146,867,437	9.2%
Amazon.com, Inc.	$116,874,267	7.3%
Microsoft Corp.	$111,189,402	6.9%
Meta Platforms, Inc. - Class A	$100,937,014	6.3%
Broadcom, Inc.	$84,915,131	5.3%
Alphabet, Inc. - Class C	$77,295,973	4.8%
Netflix, Inc.	$66,108,988	4.1%
Visa, Inc. - Class A	$58,509,145	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$39,865,367	2.5%
Eli Lilly & Co.	$37,224,781	2.3%
Total	$839,787,505	52.4%

Material Fund Change [Text Block]
C000029003
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Class I
Trading Symbol	AGFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGFIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGFIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.88%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund underperformed the Russell 3000 Growth Index (the “benchmark”), before sales charges. Underperformance was primarily driven by sector allocation, relative to the benchmark. Overweights to health care and consumer staples and an underweight to technology detracted the most from overall performance, while an overweight to communication services and underweights  to real estate and energy contributed. Security selection was positive. Security selection within industrials, consumer discretionary and health care detracted, while selection within technology, communication services and consumer staples contributed throughout the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 3000 Growth Index
07/15	$10,000	$10,000	$10,000
07/16	$10,273	$10,561	$10,357
07/17	$12,118	$12,256	$12,224
07/18	$15,393	$14,246	$15,018
07/19	$17,546	$15,384	$16,503
07/20	$21,685	$17,223	$21,163
07/21	$29,371	$23,500	$28,958
07/22	$24,043	$22,410	$25,295
07/23	$27,661	$25,327	$29,587
07/24	$34,867	$30,936	$37,340
07/25	$42,584	$35,989	$45,835

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	22.14%	14.45%	15.59%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 3000 Growth Index	22.75%	16.71%	16.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,603,936,886
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 10,941,815
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,603,936,886
# of Portfolio Holdings	64
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (Net)	$10,941,815

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	41.2%
Communication Services	15.8%
Consumer Discretionary	13.9%
Health Care	9.4%
Financials	7.1%
Industrials	6.2%
Consumer Staples	5.0%
Materials	0.6%
Short-Term Investments	0.1%
Other assets less liabilities	0.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$146,867,437	9.2%
Amazon.com, Inc.	$116,874,267	7.3%
Microsoft Corp.	$111,189,402	6.9%
Meta Platforms, Inc. - Class A	$100,937,014	6.3%
Broadcom, Inc.	$84,915,131	5.3%
Alphabet, Inc. - Class C	$77,295,973	4.8%
Netflix, Inc.	$66,108,988	4.1%
Visa, Inc. - Class A	$58,509,145	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$39,865,367	2.5%
Eli Lilly & Co.	$37,224,781	2.3%
Total	$839,787,505	52.4%

Material Fund Change [Text Block]